INVESTMENT IN UNCONSOLIDATED AFFILIATES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN UNCONSOLIDATED AFFILIATES
INVESTMENT IN UNCONSOLIDATED AFFILIATES

6. INVESTMENT IN UNCONSOLIDATED AFFILIATES

        Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2012	2011
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$111	$90
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	81	79
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	24	—
International Polyurethanes Investments B.V. (45%)(2)	—	17
Jurong Ningwu New Materials Development Co., Ltd. (30%)	12	10
Others	2	1

Total equity method investments	230	197
Cost Method:
International Diol Company (4.35%)	5	5
White Mountain Titanium Corporation (3%)	3	—

Total investments	$238	$202

(1)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.

(2)
We began consolidating International Polyurethanes Investments B.V. as of July 3, 2012. See "Note 3. Business Combinations and Dispositions."

        Summarized applicable financial information of Sasol-Huntsman is presented below (dollars in millions):

	Year ended December 31,
	2011(1)	2010
Revenues	$40	$108
Gross profit	7	14
Net income	(2)	10
(1)
Represents activity for the period from January 1, 2011 to the date of consolidation on April 1, 2011. No balance sheet information was presented due to the consolidation of Sasol-Huntsman in 2011.

        Summarized applicable financial information of our other unconsolidated affiliates is presented below (dollars in millions):

	December 31,
	2012		2011	2010
Assets	$624		$621
Liabilities	257		285
Revenues	1,083	(1)	954	$936
Net income	17	(1)	22	10
(1)
Contains activity for International Polyurethanes Investments B.V. for the period from January 1, 2012 to the date of consolidation on July 3, 2012.

        In 2008, we and our joint venture partner, the Zamil Group, formed Arabian Amines Company, our ethyleneamines manufacturing joint venture in Jubail, Saudi Arabia. Arabian Amines Company's funding requirements have been satisfied through a combination of debt and equity, with the equity already provided on a 50/50 basis by us and the Zamil Group. Trial production commenced in the second quarter of 2010, and from July 2010, Arabian Amines Company generated significant revenues from the sale of product. The plant has an approximate annual capacity of 60 million pounds. We purchase and sell all of the production from this joint venture. Arabian Amines Company was accounted for under the equity method during its development stage; we began consolidating this joint venture beginning July 1, 2010. For more information, see "Note 7. Variable Interest Entities."

        During 2010, we recorded an immaterial non-recurring $18 million credit to equity income of investment in unconsolidated affiliates to appropriately reflect our investment in the Sasol-Huntsman joint venture. This credit represented a cumulative correction of an error that was also individually immaterial in each year since our initial investment in the joint venture in 1997. In connection with the expansion of the maleic anhydride capacity at our Sasol-Huntsman joint venture, a variable interest entity reconsideration event occurred in the second quarter of 2011 when the plant expansion began production. As a result of our assessment, we concluded that the joint venture is a variable interest entity and that we are the primary beneficiary. Accordingly, we began consolidating this joint venture during the second quarter of 2011. For more information, see "Note 7. Variable Interest Entities."

        On November 13, 2012, we entered into an agreement to form a joint venture with Sinopec. The joint venture will involve the construction and operation of a PO/MTBE facility in China. Under the joint venture agreement, we will have a 49% interest in the joint venture and Sinopec will hold a 51% interest. Our equity investment is anticipated to be approximately $120 million, and we expect to receive significant license fees from the joint venture. The timing of equity contributions and license fee payments depends on various factors, but the majority are intended to be made over the course of the construction period of the plant (expected to be completed by the end of 2014).